Performance Management - River Canyon Total Return Bond Fund	Jan. 28, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following bar chart and performance table below provide some indication of the risks of an investment in the Fund by comparing the Fund’s average annual returns with those of a broad measure of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 800-245-0371 (toll free) or 312-557-0164.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and performance table below provide some indication of the risks of an investment in the Fund by comparing the Fund’s average annual returns with those of a broad measure of market performance.
Bar Chart [Heading]	Average Annual Total Returns for year ended December 31*
Bar Chart Closing [Text Block]
Best Quarter:	1Q 2019	5.92%
Worst Quarter:	1Q 2020	-5.47%

*	The Fund’s fiscal year end is September 30. The Fund’s most recent quarterly return (since the end of the last fiscal year) through December 31, 2025 was 1.16%.

Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Availability Phone [Text]	800-245-0371 (toll free) or 312-557-0164
Institutional Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The Fund’s most recent quarterly return
Bar Chart, Year to Date Return	1.16%
Bar Chart, Year to Date Return, Date	Dec. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	5.92%
Highest Quarterly Return, Date	Mar. 31, 2019
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(5.47%)
Lowest Quarterly Return, Date	Mar. 31, 2020